INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Opening balance	$ 201	$ 222
Additions for prior years' tax position	26	14
Additions for current year's tax position
Reduction of prior years' tax position due to lapse of statute of limitation	(124)	(35)
Closing balance	103	201
Included in accrued expenses and other current liabilities	21	110
Included in other long term liabilities	$ 82	$ 91